INCOME TAXES (Details 7) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Monthly Provisional Payments	$ 45,691	$ 18,065
Income tax receivable	30,058	91,177
Provision tax income	(45,129)	(37,560)
Other tax receivables	44,993	47,349
Total	75,613	119,031
Provision tax income (First category)	230,727	48,874
Monthly Provisional Payments and other tax receivables	(203,450)	(33,012)
Other tax payables	288	(2,544)
Total	$ 27,565	$ 13,318